Schedule of Non-Cash Employee Compensation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 1	$ 0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 2	81,615
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 3	575,000
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 4	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 5	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 6	6,325,000
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 7	102,282
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 8	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 9	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 10	102,282
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 11	81,615
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 12	$ 6,900,000